Document and Entity Information Document	12 Months Ended
Dec. 31, 2013
Document Information [Abstract]
Entity Registrant Name	FORUM ENERGY TECHNOLOGIES, INC.
Entity Central Index Key	0001401257
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Amendment Flag	false